Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summarizes shares issued through the controlled equity offering program since 2010
Issuance of preferred stock		6,300	245	255	480
Weighted average offering price per share			$ 14.83	$ 14.19	$ 15.46
Issuance of common shares, net	$ 170,400	$ 87,100	$ 3,599	$ 3,585	$ 264,573	$ 29,522